Significant Accounting Policies		9 Months Ended	12 Months Ended
	Jan. 24, 2020	Sep. 30, 2020	Dec. 31, 2019
Significant Accounting Policies

2. Summary of Significant Accounting Policies

Revenue Recognition

The Company generates substantially all its revenues by providing a service to the game developers aimed at improving the monetization of their game content. The monetization service provided by Skillz allows developers to offer multi-player competition to their end-users which increases end-user retention and engagement. Skillz provides developers with a software development kit (“SDK”) that they can download and integrate with their existing games. The SDK serves as a data interface between Skillz and the game developers that enables Skillz to provide monetization services to the developer.

The Company recognizes revenue for its services in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”).

Revenues from Contracts with Customers

The Company applies the five-step model to achieve the core principle of ASC 606. The Company determined that its customer in the provision of its technology platform and services is the game developer. The Company’s ordinary activities consist of providing game developers services through access to its technology platform using the Skillz SDK. The SDK acts as an application programing interface enabling communication of data between Skillz and the game developers, which when integrated with the developer’s game content, facilitates end-user registration into Competitions, managing and hosting end-user Competition accounts, matching players of similar skill levels, collecting end-user entry fees, distributing end-user prizes, resolving end-user disputes pertaining to their participation in Competitions, and running third-party marketing campaigns (“Monetization Services”).

The Company provides Monetization Services to game developers enabling them to offer competitive games to their end-users. These activities are not distinct from each other as the Company provides an integrated service enabling the game developers to provide the competitive game service to the end-users, and as a result, they do not represent separate performance obligations. The Company is entitled to a revenue share based on total entry fees for paid Competitions, regardless of how they are paid, net of end-user prizes (i.e., winnings from the Competitions) and other costs to provide the Monetization services. The game developers’ revenue share, however, is calculated solely based upon entry fees paid by net cash deposits received from end-users. End-user incentives are not paid for by game developers. In addition, the Company reduces revenue for end-user incentives which are treated as a reduction of revenue.

The Company collects the entry fees and related charges from end-users on behalf of game developers using the end-user’s pre-authorized credit card or PayPal account and withholds its fees before making the remaining disbursement to the game developer; thus, the game developer’s ability and intent to pay is not subject to significant judgment.

Revenue is recognized at the time the performance obligation is satisfied by transferring control of the promised service in an amount that reflects the consideration that the Company expects to receive in exchange for the Monetization Services. The Company recognizes revenue upon completion of a game, which is when its performance obligation to the game developer is satisfied. The Company does not have contract assets or contract liabilities as the payment of the transaction price is concurrent with the fulfillment of the services. At the time of game completion, the Company has the right to receive payment for the services rendered. The Company’s agreements with game developers can generally be terminated for convenience by either party upon thirty days prior written notice, and in certain of our larger developer agreements, the developer, if required by the Company, must continue to make its games available on the platform for a period of up to twelve months. As the Company is able to terminate the developer agreements at its convenience, the Company has concluded the contract term for revenue recognition does not extend beyond the contractual notification period. The Company does not have any transaction price allocated to performance obligations that are unsatisfied (or partially satisfied) as of December 31, 2019 and 2018.

For the year ended December 31, 2019, games provided by two developer partners accounted for 83% and 7% of the Company’s revenue. For the year ended December 31, 2018, games provided by two developer partners accounted for 70% and 16% of the Company’s revenue. The Company did not generate material international revenues in the years ended December 31, 2019 and 2018.

End-User Incentive Programs

To drive traffic to the platform, the Company provides promotions and incentives to end-users in various forms. Evaluating whether a promotion or incentive is a payment to a customer may require significant judgment. Promotions and incentives which are consideration payable to a customer are recognized as a reduction of revenue at the later of when revenue is recognized or when the Company pays or promises to pay the incentive. Promotions and incentives recorded as sales and marketing expense are recognized when the related cost is incurred by the Company. In either case, the promotions and incentives are recognized when they are used by end-users to enter into a paid Competition.

• Marketing promotions and discounts accounted for as a reduction of revenue.   These promotions are typically pricing actions in the form of discounts that reduce the end-user entry fees and are offered on behalf of the game developers. Although not required based on the Company’s agreement with its developers, the Company considers that the game developers have a valid expectation that certain incentives will be offered to end-users. The determination of a valid expectation is based on the evaluation of all information reasonably available to the game developers regarding the Company’s customary business practices, published policies and specific statements.

An example of an incentive for which the game developer has a valid expectation is Ticketz, which are a currency earned for every Competition played based on the amount of the entry fee. Ticketz can be redeemed for Bonus Cash. Another example is initial deposit Bonus Cash which is a promotional incentive that can be earned in fixed amounts when an end-user makes an initial deposit on the Skillz platform. Bonus Cash can only be used by end-users to enter into future paid entry fee Competitions and cannot be withdrawn by end-users.

For the years ended December 31, 2019 and 2018, the Company recognized a reduction of revenue of $27.7 million and $11.6 million, respectively, related to these end-user incentives.

• Marketing promotions accounted for as sales and marketing expense.   When the Company concludes that the game developers do not have a valid expectation that the incentive will be offered, the Company records the related cost as sales and marketing expense. The Company’s assessment is based on an evaluation of all information reasonably available to the game developers regarding the Company’s customary business practices, published policies and specific statements. These promotions are offered to end-users to draw, re-engage, or generally increase end-users’ use of the Company’s platform.

An example of this type of incentive is limited-time Bonus Cash offers, which are targeted to specific end-users, typically those who deposit more frequently or have not made a deposit recently, via email or in-app promotions. The Company targets groups of end-users differently, offering specific promotions it thinks will best stimulate engagement. Similar to Bonus Cash earned from a redemption of Ticketz or an initial deposit, limited-time Bonus Cash can only be used by end-users to enter into future paid entry fee competitions and cannot be withdrawn by end-users. The Company also hosts engagement marketing leagues run over a period of days or weeks, which award league prizes in the form of cash or luxury goods to end-users with the most medals at the end of the league. End-users accumulate medals by winning Skillz enabled paid entry fee Competitions. Skillz determines whether or not to run a league, what prizes should be awarded, over what time period the league should run, and to which end-users the prizes should be paid, all at its discretion. The league parameters vary from one league to the next and are not reasonably known to the game developers. League prizes in the form of cash can be withdrawn or used by end-users to enter into future paid entry fee Competitions.

For the years ended December 31, 2019 and 2018, the Company recognized sales and marketing expense of $45.2 million and $18.7 million, respectively, related to these end-user incentives.

Refunds

From time to time, the Company issues credits or refunds to end-users that are unsatisfied by the level of service provided by the game developer. There is no contractual obligation for the Company to refund such end-users nor is there a valid expectation by the game developers for the Company to issue such credits or refunds to end-users on their behalf. The Company accounts for credits or refunds, which are not recoverable from the game developer, as sales and marketing expenses when incurred.

Cost of Revenue

Cost of revenue primarily comprises of third-party payment processing fees, hosting expenses, allocation of shared facility and other costs, and personnel expenses.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and money market funds with maturities of three months or less when purchased.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash, cash equivalents and restricted cash. Although the Company deposits its cash with multiple well-established financial institutions, the deposits, at times, may exceed federally insured limits. The Company has not experienced any losses on its deposits of cash and cash equivalents. Management believes that the institutions are financially stable and, accordingly, minimal credit risk exists.

Fair Value Measurement

The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value measurements for assets and liabilities, the Company considers the principal or most advantageous market in which it would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 — Unobservable inputs reflecting management’s estimate of assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Advertising and Promotional Expense

Advertising and promotional expenses are included in sales and marketing expenses within the statements of operations and are expensed when incurred. For the years ended December 31, 2019 and 2018, advertising expenses, not including marketing promotions related to the Company’s end-user incentive programs, were $53.5 million and $25.3 million, respectively.

Redeemable Convertible Preferred Stock

Preferred stock that is redeemable at a fixed or determinable price on a fixed or determinable date, at the option of the holder, or upon the occurrence of an event that is not solely within the control of the Company is classified outside of permanent equity. Convertible preferred stock that is probable of becoming redeemable in the future is recorded at its maximum redemption amount at each balance sheet date, with adjustments to the redemption amount recorded through equity. The fair value of the redeemable convertible preferred stock is estimated primarily based on valuation methodologies which utilize certain assumptions, including probability weighting of events, recent sales of stock to external investors, volatility, time to liquidity, a risk free interest rate, and an assumption for a discount for lack of marketability, where applicable.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including its long-term debt, preferred stock and issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract. Bifurcated embedded derivatives and freestanding financial instruments that are classified as liabilities are recognized at fair value with changes in fair value recognized as a component of Other income (expense), net in the Statements of Operations. Bifurcated embedded derivatives and freestanding financial instruments that are classified as liabilities are classified within Other current liabilities in the Company’s Balance Sheet.

Stock-Based Compensation

For awards that vest solely based on a service condition, the Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period based on the estimated grant-date fair value of the awards. For awards that vest based on service, performance and market conditions, the Company recognizes stock-based compensation expense when the performance conditions are probable of being achieved based on the estimated grant-date fair value of the awards. The compensation cost related to awards with market conditions is recognized regardless of whether the market condition is satisfied, if the requisite service is provided. See Note 10 for more information. The Company accounts for forfeitures as they occur. Stock-based awards granted to employees are stock options.

The fair value of stock options that vest solely based on a service condition is determined by the Black-Scholes-Merton Option (“BSM”) pricing model on the date of grant. This valuation model for stock-based compensation expense requires the Company to make assumptions and judgments about the variables used in the BSM model, including the deemed fair value of common stock, expected term, expected volatility, risk-free interest rate, and dividend yield. These judgments are made as follows:

•

Fair value of common stock — The absence of an active market for the Company’s common stock requires the Company to estimate the fair value of common stock for purposes of granting stock options and for determining stock-based compensation expense for the periods presented.

The Company considered numerous factors in assessing the fair value of common stock, including:

•	The results of contemporaneous unrelated third-party valuations of the Company’s common stock
• The prices of the recent redeemable convertible preferred stock sales by the Company to investors
• The rights, preferences, and privileges of preferred stock relative to those of common stock
•	Market multiples of comparable public companies in the industry as indicated by their market capitalization and guideline merger and acquisition transactions
• The Company’s performance and market position relative to competitors, which may change from time to time
• The Company’s historical financial results and estimated trends and prospects for the Company’s future performance
• The economic and competitive environment
• The financial condition, results of operations, and capital resources
• The industry outlook
• The valuation of comparable companies
• The likelihood and timeline of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions
• Any adjustments necessary to recognize a lack of marketability for the Company’s common stock
• Precedent sales of or offers to purchase the Company’s capital stock

• Expected term — The Company determines the expected term based on the average period the stock options are expected to remain outstanding, generally calculated as the midpoint of the stock options’ vesting term and contractual expiration period, as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.

• Expected volatility — The expected volatility rate is based on an average historical stock price volatility of comparable publicly-traded companies in the industry group as there has been no public market for the Company’s shares to date.

• Risk-free interest rate — The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected term of the option.
• Expected dividend yield — The Company has not paid and does not expect to pay dividends. Consequently, the Company uses an expected dividend yield of zero.

For awards with market conditions, the Company determines the grant date fair value utilizing a Monte Carlo valuation model, which incorporates various assumptions including expected stock price volatility, expected term, risk-free interest rates, expected date of a qualifying event, and expected capital raise percentage. The Company estimates the volatility of common stock on the date of grant based on the weighted average historical stock price volatility of comparable publicly-traded companies in its industry group. The Company estimates the expected term based on various exercise scenarios, as these awards are not considered “plain vanilla.” The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. The Company estimates the expected date of a qualifying event and the expected capital raise percentage based on management’s expectations at the time of measurement of the award’s value.

Stock Split

In June 2018, the Company effected a 10‑for‑1 stock split of its common stock. All of the share information referenced throughout the financial statements and notes to the financial statements have been retroactively adjusted to reflect this stock split.

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the financial statements or in the Company’s tax returns. Deferred income taxes are recognized for differences between financial reporting and tax bases of assets and liabilities at the enacted statutory tax rates in effect for the years in which the temporary differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Realization of deferred tax assets is dependent upon future earnings, the timing and amount of which are uncertain.

The Company records a valuation allowance to reduce deferred tax assets to the net amount that the Company believes is more likely than not to be realized. In assessing the need for a valuation allowance, the Company considered historical levels of income, expectations of future taxable income and ongoing tax planning strategies. Because of the uncertainty of the realization of the deferred tax assets, the Company recorded a full valuation allowance against deferred tax assets. Realization of deferred tax assets is dependent primarily upon future U.S. taxable income.

The Company utilizes a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon tax authority examination, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement.

Although the Company believes it has adequately reserved for the Company’s uncertain tax positions, the Company can provide no assurance that the final tax outcome of these matters will not be materially different. The Company evaluates its uncertain tax position on a regular basis and evaluations are based on a number of factors, including changes in facts and circumstances, changes in tax law, correspondence with tax authorities during the course of an audit and effective settlement of audit issues.

To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made and could have a material impact on the Company’s financial condition and operating results. The provision for income taxes includes the effects of any accruals that the Company believes are appropriate, as well as the related net interest and penalties.

Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful life of the related asset, generally three to five years. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the term of the related lease. Maintenance and repairs that do not extend the life or improve the asset are expensed as incurred. Upon disposal of property and equipment, assets and related accumulated depreciation are removed from the accounts, and the related gain or loss is included in the results from operations.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If property and equipment are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset exceeds its fair value. No impairment to any long-lived assets has been recorded in any of the periods presented.

The Company capitalizes certain costs related to developed or modified software solely for the Company’s internal use to deliver the Company’s services. The Company capitalizes costs during the application development stage once the preliminary project stage is complete, management authorizes and commits to funding the project, it is probable that the project will be completed, and that the software will be used to perform the function intended. Costs related to preliminary project activities and post-implementation activities are expensed as incurred.

The following table presents the estimated useful lives of the Company’s property and equipment:

Property and Equipment	Useful Life
Computer equipment and servers	3 years
Capitalized internal-use software	3 years
Office equipment and other	5 years
Leased equipment and leasehold improvements	Lesser of estimated useful life or
remaining lease term

Leases

Leases are reviewed and classified as capital or operating at their inception. The Company records rent expense associated with its operating lease on a straight-line basis over the term of the lease.

Intangible Assets, Net

Intangible assets consist of patents and are stated at cost less accumulated amortization. Patent assets have an estimated useful life of 20 years and are amortized on a straight-line basis over their estimated remaining economic lives. Intangible assets, net are presented within Other Long-Term Assets on the Balance Sheets.

Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Net loss available to common stockholders represents net loss attributable to common stockholders reduced by the allocation of earnings to participating securities. Losses are not allocated to participating securities as the holders of the participating securities do not have a contractual obligation to share in any losses. Diluted loss per share adjusts basic loss per share for the potentially dilutive impact of convertible preferred stock, convertible debt, stock options and warrants. As the Company has reported losses for all periods presented, all potentially dilutive securities including convertible preferred stock, convertible debt, stock options, and warrants, are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

The Company considers all series of its convertible preferred stock and certain restricted shares of Class A Common stock issued upon exercise of executive stock options but subject to continued vesting requirements (Note 13) to be participating securities.

Segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company has determined that its Chief Executive Officer is the CODM. The Company operates in a single operating segment as the CODM reviews financial information presented on a consolidated basis, at the Company level, for the purposes of making operating decisions, allocation of resources, and evaluating financial performance.

As of and for the years ended December 31, 2019 and 2018, the Company did not have material revenue earned or assets located outside of the United States.

Recently Issued Accounting Pronouncements Not Yet Adopted

As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act until such time as the Company is no longer considered to be an EGC. The adoption dates discussed below reflect this election.

In August 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020‑06, Debt — Debt with Conversion and Other Options (Subtopic 470‑20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815‑40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. The ASU is effective for public companies, excluding entities eligible to be smaller reporting companies, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the standard will be effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020 and adoption must be as of the beginning of the Company’s annual fiscal year. The Company is currently evaluating the impact of this standard on its financial statements and related disclosures.

In November 2019, the FASB issued ASU 2019‑12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and also improves consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The standard is effective for public companies for fiscal years and interim periods within fiscal years beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on its financial statements.

In August 2018, the FASB issued ASU 2018‑15, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350‑40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. This standard aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The implementation costs incurred in a hosting arrangement that is a service contract should be presented as a prepaid asset in the balance sheet and expensed over the term of the hosting arrangement to the same line item in the statement of operations as the costs related to the hosting fees. For public business entities, this standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, this standard is effective for fiscal years beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. Early adoption is permitted for all entities, including adoption in any interim period. The amendments should be applied either retrospectively or prospectively to all implementation costs incurred after adoption. The Company is currently evaluating the impact of adopting this standard on its financial statements.

In June 2018, the FASB issued ASU 2018‑07, Compensation — Stock Compensation (Topic 718): Improvements to Non-Employee Share-Based Payment Accounting, which expands the scope of Topic 718, to include share-based payments issued to non-employees for goods or services. The new standard supersedes Subtopic 505‑50. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, this standard is effective for fiscal years beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020. Early adoption is permitted for all entities, but no earlier than a company’s adoption date of Topic 606. The Company does not believe the adoption of this accounting standard update will have a material impact on its financial statements.

In June 2016, the FASB issued ASU 2016‑13 (Topic 326), Financial Instruments — Credit Losses. ASU 2016‑13 changes how to recognize expected credit losses on financial assets. The standard requires more timely recognition of credit losses on loans and other financial assets and also provides additional transparency about credit risk. The current credit loss standard generally requires that a loss actually be incurred before it is recognized, while the new standard will require recognition of full lifetime expected losses upon initial recognition of the financial instrument. Originally, ASU 2016‑13 was effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. An entity should apply the standard by recording a cumulative effect adjustment to retained earnings upon adoption. In November 2019, FASB issued ASU No. 2019‑10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). This ASU defers the effective date of ASU 2016‑13 for non-public companies to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of ASU 2016‑13 on its financial statements for future periods and had not elected early adoption.

In February 2016, the FASB issued ASU 2016‑02 (Topic 842), Leases, and issued subsequent amendments to the initial guidance or implementation guidance including ASU 2017‑13, 2018‑01, 2018‑10, 2018‑11, 2018‑20 and 2019‑01 (collectively, including ASU 2016‑02, “ASC 842”), which supersedes the guidance in topic ASC 840, Leases. The new standard requires lessees to classify leases as either finance or operating based on whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether related expenses are recognized based on the effective interest method or on a straight-line basis over the term of the lease. For any leases with a term of greater than 12 months, ASU 2016‑02 requires lessees to recognize a lease liability for the obligation to make the lease payments arising from a lease, and a right-of-use asset for the right to use the underlying asset for the lease term. An election can be made to account for leases with a term of 12 months or less similar to existing guidance for operating leases under ASC 840. The new standard will also require new disclosures, including qualitative and quantitative requirements, providing additional information about the amounts recorded in the financial statements. For non-public entities, ASU No. 2016‑02 is effective for financial statements issued for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early adoption is permitted. The Company is in the initial stage of its assessment of the new standard and is currently evaluating the timing of adoption, the quantitative impact of adoption, and the related disclosure requirements. The Company expects that the adoption will result in the recognition of right-of-use assets and lease liabilities that were not previously recognized, which will increase total assets and liabilities on the Company’s balance sheet. The Company does not expect the adoption of Topic 842 to have a material impact to the statements of operations or to have any impact on its cash flows from operating, investing, or financing activities.

Recently Adopted Accounting Pronouncements

In July 2017, the FASB issued ASU 2017‑11, Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. The ASU allows companies to exclude a down round feature when determining whether a financial instrument (or embedded conversion feature) is considered indexed to the entity’s own stock. As a result, financial instruments (or embedded conversion features) with down round features may no longer be required to be classified as liabilities. A company will recognize the value of a down round feature only when it is triggered and the strike price has been adjusted downward. For equity-classified freestanding financial instruments, such as warrants, an entity will treat the value of the effect of the down round, when triggered, as a dividend and a reduction of income available to common shareholders in computing basic earnings per share. For convertible instruments with embedded conversion features containing down round provisions, entities will recognize the value of the down round as a beneficial conversion discount to be amortized to earnings. The Company adopted this guidance at the beginning of its fiscal year-ended December 31, 2018. The adoption of the standard did not have a material impact on the financial statements.

In November 2016, FASB issued ASU 2016‑18, Statement of Cash Flows (Topic 230): Restricted Cash. The standard requires that changes in restricted cash be reflected with changes in cash and cash equivalents on the statement of cash flows and that a reconciliation between cash and cash equivalents presented on the balance sheet and cash, cash equivalents, and restricted cash presented on the statement of cash flows be provided. The Company adopted this standard in its fiscal year-ended December 31, 2019.

In August 2016, the FASB issued ASU 2016‑15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This standard clarifies the classification of certain cash receipts and cash payments in the statement of cash flows, including debt prepayment or extinguishment costs, settlement of contingent consideration arising from a business combination, insurance settlement proceeds, and distributions from certain equity method investees. The Company adopted this standard in its fiscal year-ended December 31, 2019. The adoption of the standard did not have a material impact on the financial statements.

In January 2016, the FASB issued ASU 2016‑01, Financial Instruments-Overall (Subtopic 825‑10): Recognition and Measurement of Financial Assets and Financial Liabilities, which amends various aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The Company adopted this standard in its fiscal year-ended December 31, 2019. The adoption of the standard did not have a material impact on the financial statements.

Flying Eagle Acquisition Corp [Member]
Significant Accounting Policies

2.  Significant Accounting Policies

Basis of Presentation

The accompanying financial statements of the Company are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). In connection with the Company’s assessment of going concern considerations in accordance with ASU 2014‑15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern” as of January 24, 2020, the Company does not have sufficient liquidity to meet its current obligations. However, management has determined that the Company has access to funds from the Sponsor entity that are sufficient to fund the working capital needs of the Company until the earlier of the consummation of the Proposed Offering or a minimum one year from the date of issuance of these financial statements.

Net Loss Per Share

Net loss per share of common stock is computed by dividing net loss applicable to stockholders by the weighted average number of shares of common stock outstanding during the period, plus to the extent dilutive the incremental number of shares of common stock to settle warrants, as calculated using the treasury method. At January 24, 2020, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company under the treasury method. As a result, diluted loss per share of common stock is the same as basic loss per share of common stock for the period.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Deferred Offering Costs

The Company complies with the requirements of the ASC 340‑10‑S99‑1. Deferred offering costs of $35,000 consist principally of legal and accounting fees incurred through the balance sheet date that are related to the Proposed Offering and that will be charged to capital upon the receipt of the capital raised or charged to operations if the Proposed Offering is not completed.

Income Taxes

The Company complies with the accounting and reporting requirements of Financial Accounting Standards Board Accounting Standard Codification, or FASB ASC, 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

There were no unrecognized tax benefits as of January 24, 2020. FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at January 24, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The provision for income taxes was deemed to be de minimis for the period from January 15, 2020 (date of inception) through January 24, 2020.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring after the date of the balance sheet, require potential adjustment to or disclosure in the balance sheet and has concluded that all such events that would require adjustment or disclosure have been recognized or disclosed.

2. Significant Accounting Policies

Basis of Presentation

These unaudited condensed consolidated financial statements of the Company are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC. The interim financial information provided is unaudited, but includes all adjustments which management considers necessary for the fair presentation of the results for the periods ended September 30, 2020. Operating results for the periods ended September 30, 2020 are not necessarily indicative of the results that may be expected through December 31, 2020 and should be read in conjunction with the Company’s audited financial statements and notes thereto included in the Company’s prospectus filed with the SEC on March 5, 2020, and the Company’s audited balance sheet and notes thereto included in the Company’s Form 8‑K filed with the SEC on March 16, 2020.

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Liquidity and Capital Resources

As of September 30, 2020, the Company had $255,827 in its operating bank account, and working capital of approximately $14,330. The Company's liquidity needs to date have been satisfied through a contribution of $25,000 from Sponsor to cover for certain expenses in exchange for the issuance of the Founder Shares, the loan of up to approximately $300,000 from the Sponsor pursuant to a Note (defined below, see Note 4), and the proceeds from the consummation of the Private Placement not held in the Trust Account. The Company fully repaid the Note in March 2020. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company's officers and directors intend, but are not obligated to, provide the Company Working Capital Loans (defined below, see Note 4). As of September 30, 2020, there was $230,000 outstanding under the Working Capital Loans.

Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity from the Sponsor or an affiliate of the Sponsor, or certain of the Company's officers and directors to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that the specific impact is not readily determinable as of the date of the balance sheet. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Net Income (Loss) Per Share

Net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the periods. The Company has not considered the effect of the warrants sold in the Public Offering (including the over-allotment) and private placement warrants to purchase approximately 17,250,000 and 10,033,333 shares of the Company’s Class A common stock, respectively, in the calculation of diluted income per share, since their inclusion would be anti-dilutive under the treasury stock method.

The Company’s statements of operations include a presentation of net income (loss) per share for common shares subject to redemption in a manner similar to the two-class method of net income per share. Net income per common share for basic and diluted Class A common stock for the three months ended September 30, 2020 is calculated by dividing the interest income earned on the Trust Account of $188,589 net of franchise taxes of $50,000, working capital up to an aggregate limit of $1,000,000, and income taxes of $11,617 by the weighted average number of Class A redeemable common stock since issuance. Net income per common share for basic and diluted Class A common stock for the period from January 15, 2020 (inception) through September 30, 2020, is calculated by dividing the interest income earned on the Trust Account of $691,470, net of franchise taxes of $140,548, working capital up to an aggregate limit of $1,000,000, and income taxes of $65,470 by the weighted average number of Class A redeemable common stock since issuance. Net loss per common share for basic and diluted for Class B common stock is calculated by dividing the net loss, which excludes income attributable to Class A common stock, by the weighted average number of Class B common stock outstanding for the periods. All interest income earned on the Trust Account is attributable to Class B common stock. Class B non-redeemable common stock includes the Founder Shares as these shares do not have any redemption features and do not participate in the income earned on the Trust Account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the unaudited condensed consolidated balance sheet.

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future conforming events. Actual results could differ from those estimates.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents. As of September 30, 2020, the Company had no cash equivalents.

Class A Common Stock Subject to Possible Redemption

As discussed in Note 1, all of the 69,000,000 shares of Class A common stock sold as part of the Units in the Public Offering contain a redemption feature which allows for the redemption of shares of Class A common stock under the Charter. In accordance with FASB ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity's equity instruments, are excluded from the provisions of FASB ASC 480. Although the Company has not specified a maximum redemption threshold, its Charter provides that in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001.

The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable shares of Class A common stock shall be affected by charges against additional paid in capital.

Accordingly, at September 30, 2020, 66,090,379 of the 69,000,000 shares of Class A common stock included in the Units were classified outside of permanent equity at approximately $10.00 per share.

Offering Costs

The Company complies with the requirements of the ASC 340-10-S99-1. Offering costs of $38,688,692 consisting principally of underwriters' discounts of $37,950,000 (including $24,150,000 of which payment is deferred) and $738,692 of professional, printing, filing, regulatory and other costs incurred through September 30, 2020 that were related to the Public Offering were charged to additional paid-in capital upon completion of the Public Offering.

Income Taxes

The Company complies with the accounting and reporting requirements of Financial Accounting Standards Board Accounting Standard Codification, or FASB ASC, 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. As of September 30, 2020, the Company had a deferred tax asset of approximately $153,000, which had a full valuation allowance recorded against it of approximately $153,000.

There were no unrecognized tax benefits as of September 30, 2020. FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at September 30, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The Company's current taxable income primarily consists of interest income on the Trust Account. The Company's general and administrative costs are generally considered start-up costs and are not currently deductible. During the three months ended September 30, 2020, and the period from January 15, 2020 (inception) through September 30, 2020, the Company recorded income tax expense of $11,617 and $65,470, respectively.

The Company’s effective tax rate for the three months ended September 30, 2020 and for the period from January 15, 2020 (inception) through September 30, 2020 was approximately -15.7% and -1.7%, respectively, which differs from the expected income tax rate due to the start-up costs (discussed above) which are not currently deductible.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated financial statements.